SIGNIFICANT EVENTS	3 Months Ended
Mar. 31, 2013
Notes
SIGNIFICANT EVENTS

NOTE 3 - SIGNIFICANT EVENTS

Issuances of Common Stock

On January 7, 2013 the Company issued 3,000 shares of its common stock to consultants for services valued at $1.10 per share. On January 14, 2013 the Company issued 45,000 shares upon the exercise of warrants per the terms of the employment agreement. On January 16, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,380. On January 22, 2013 the Company issued 100,000 shares upon the exercise of warrants per the terms of the employment agreement. On January 23, 2013 the Company issued 28,000 shares of common stock upon the conversion of 2,500 shares of its Series B preferred stock and accrued dividends of $3,270. On January 30, 2013 the Company issued 70,000 shares of common stock upon the conversion of 6,250 shares of its Series B preferred stock and accrued dividends of $8,745. On February 5, 2013 the Company issued 162,162 shares of its common stock to consultants for services valued at $0.92 per share. On February 8, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,415.  On February 22, 2013 the Company issued 92,115 shares of its common stock as a commitment fee for the Company’s line of credit valued at $1.09 per share. On February 27, 2013 the Company issued 50,000 shares upon the exercise of warrants per the terms of the consulting agreement. On March 8, 2013 the Company issued 11,200 shares of common stock upon the conversion of 1,000 shares of its Series B preferred stock and accrued dividends of $1,212.  On March 12, 2013 the Company issued 4,854 shares of its common stock to consultants for services valued at $1.01 per share.  On March 20, 2013 the Company issued 165,000 shares upon the exercise of warrants per the terms of the employment agreement. On March 22, 2013 the Company issued 25,000 shares as an incentive to a lender to extend the expiration date of an outstanding note payable. On March 27, 2013 the Company issued 155,588 shares upon the conversion of related party debt of $152,165.

Issuance of Preferred Stock

During the three months ended March 31, 2013 the Company issued no shares of preferred stock.

Credit Line Payable

During the three months ended March 31, 2013 the Company received $1,500,000 in proceeds from a line of credit. The line of credit is for up to $10,000,000 subject to approval of the use of proceeds by the lender. The line of credit accrues interest at 12% per annum and is secured by the Company’s assets.

Related Party Notes Payable

During the three months ended March 31, 2013 the Company received $290,000 in proceeds from a demand note payable from a director of the Company. The Company also repaid $750,000 of demand notes to the director during the three months ended March 31, 2013. The demand notes payable accrues interest at 12% per annum and is unsecured.